Property, Plant and Equipment and Capital Long-Term Prepayments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Property, Plant and Equipment and Capital Long-Term Prepayments
Impairment loss	$ 51,884
Discount rate to determine the value in use	21.48
Refinery
Property, Plant and Equipment and Capital Long-Term Prepayments
Carrying value of property, plant, and equipment pledged as security for the Convertible Notes	$ 51,258	$ 82,288	$ 10,446
Impairment loss	$ 49,743
Discount rate to determine the value in use	20
Recoverable amount of the Refinery CGU	$ 44,899
Additional costs	2,141
Capitalized development costs	14,801	64,080
Capitalized borrowing costs	2,781	6,954
Depreciation recorded	$ 0	$ 0	$ 0